UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2009

Date of reporting period: April 30, 2009

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS GLOBAL FUND	Table of Contents

Shareholder Letter	2

Management’s Discussion and Analysis	3

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Notes to Financial Statements	15

Financial Highlights	21

Fund Information	23

Director Approval of Advisory Agreements	24

Directors and Officers	26

DAVIS GLOBAL FUND                                                                                                                         Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Global Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

June 2, 2009

DAVIS GLOBAL FUND                                                                                    Management’s Discussion and Analysis

Performance Overview

Davis Global Fund’s Class A shares delivered a negative return on net asset value of 0.48% for the six-month period ended April 30, 20091. Over the same time period, the Morgan Stanley Capital International World Index2 (“Index”) declined 5.44%. The sectors3 within the Index delivering the strongest performance for the period were materials, information technology, and consumer discretionary. The sectors delivering the weakest performance over the period were financials, utilities, and health care. The Fund had approximately 68% of its net assets invested in foreign companies, 31% in U.S. companies, and 1% in cash as of April 30, 2009.

Key Contributors to Performance

Industrial companies were the most important contributors4 to the Fund’s performance over the six-month period. The strong performance of the Fund’s industrial companies (up 16% versus down 3% for the Index), along with a higher relative average weighting in this sector (21% versus 11% for the Index) contributed to both absolute and relative performance. Kuehne & Nagel5, ABB, and Siemens were among the most important contributors to performance. Blount International was among the most important detractors from performance.

The strong performance of the Fund’s energy companies (up 52% versus down 6% for the Index) made important contributions to both the Fund’s absolute and relative performance. OGX Petroleo and Tenaris were among the most important contributors to performance.

Other important contributors included Schering-Plough and Google.

Key Detractors from Performance

Consumer discretionary companies were the most important detractors from both absolute and relative performance. The Fund’s consumer discretionary companies under-performed the corresponding sector within the Index (down 12% versus up 4% for the Index). The Fund also had more invested in consumer discretionary companies than the Index (12% versus 9% for the Index). Grupo Televisa, Lagardere, and News Corp. were among the most important detractors from performance.

The Fund had more invested in financial companies than in any other sector (22% versus 17% for the Index). While the Fund’s financial companies out-performed the Index’s financial companies (down 7% versus down 15% for the Index), financial companies were still the second most important detractor from the Fund’s absolute performance. Brixton and Turkiye Garanti Bankasi were among the most important detractors from performance. China Merchants Bank, Hang Lung Group, and China CITIC Bank were among the most important contributors to performance. The Fund no longer owns Brixton or Turkiye Garanti Bankasi.

Consumer staple companies detracted from both absolute and relative performance. The Fund’s consumer staple companies under-performed the corresponding sector within the Index (down 22% versus down 8% for the Index). The Fund’s relative performance benefited by having less invested in consumer staple companies (9% versus 11% for the Index). Lindt & Spruengli, Heineken, and Japan Tobacco were among the most important detractors from performance.

DAVIS GLOBAL FUND                                                          Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

From its inception date in December 2004 until January 2007, shares of Davis Global Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Global Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) foreign currency risk, (5) emerging market risk, (6) small and medium capitalization risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

1     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total gross annualized operating expense ratio for Davis Global Fund’s Class A shares as of April 30, 2009 is 1.49% (net: 1.30%). The operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended April 30, 2009:

	1-Year	3-Year	Since Fund Inception (12/22/04)
Davis Global Fund A without sales charge	(45.04)%	(13.68)%	(2.79)%
Davis Global Fund A with 4.75% sales charge	(47.66)%	(15.07)%	(3.88)%
Morgan Stanley Capital International World Index	(39.33)%	(11.54)%	(3.86)%

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratio. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2     The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia. The MSCI World Index includes all 23 MSCI developed market countries. Index returns assume dividends are reinvested net of withholding tax. Investments cannot be made directly in the Index.

3     The companies included in the MSCI World Index are divided into ten sectors. One or more industry groups make up a sector.

4     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Global Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS GLOBAL FUND                                                                                                                                 Fund Overview

At April 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	MSCI World
Common Stock (Foreign)	68.29%	Transportation	12.95%	2.15%
Common Stock (U.S.)	30.03%	Health Care	12.67%	10.61%
Preferred Stock	0.45%	Information Technology	9.80%	11.89%
Convertible Bonds	0.08%	Capital Goods	8.98%	7.77%
Short Term Investments	0.97%	Media	8.52%	2.26%
Other Assets & Liabilities	0.18%	Food, Beverage & Tobacco	8.16%	5.71%
	100.00%	Real Estate	6.80%	1.96%
		Diversified Financials	6.01%	4.60%
		Materials	5.28%	6.56%
		Utilities	5.09%	5.02%
		Banks	4.62%	7.91%
		Energy	4.34%	11.63%
		Insurance	3.09%	4.01%
		Telecommunication Services	1.94%	4.76%
		Other	1.75%	13.16%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Long Term Portfolio)		(% of Fund’s Net Assets)

United States	30.91%	Google Inc., Class A	8.06%
China	14.82%	Kuehne & Nagel International AG, Registered	6.24%
Switzerland	11.76%	Essilor International S.A.	3.95%
France	6.42%	Heineken Holding NV	3.21%
Canada	5.96%	China Merchants Bank Co., Ltd. - H	3.13%
Netherlands	5.30%	Hang Lung Group Ltd.	3.02%
Mexico	4.08%	Tenaris S.A., ADR	2.97%
Hong Kong	3.06%	Schering-Plough Corp.	2.95%
Argentina	3.00%	Siemens AG, Registered	2.70%
Belgium	2.95%	Lagardere S.C.A.	2.40%
Germany	2.90%
United Kingdom	2.83%
Japan	2.36%
Brazil	2.30%
Ireland	1.11%
Finland	0.24%
	100.00%

DAVIS GLOBAL FUND                                                                                                      Expense Example (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/01/08)	(04/30/09)	(11/01/08-04/30/09)
Class A
Actual	$1,000.00	$995.15	$6.43
Hypothetical	$1,000.00	$1,018.35	$6.51
Class B
Actual	$1,000.00	$990.47	$11.35
Hypothetical	$1,000.00	$1,013.39	$11.48
Class C
Actual	$1,000.00	$990.47	$11.35
Hypothetical	$1,000.00	$1,013.39	$11.48
Class Y
Actual	$1,000.00	$996.51	$5.20
Hypothetical	$1,000.00	$1,019.59	$5.26

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 7 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended April 30, 2009 are as follows:

Annualized Expense Ratio**

Class A	1.30%
Class B	2.30%
Class C	2.30%
Class Y	1.05%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS GLOBAL FUND                                                                            Expense Example (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 11/01/08 to 04/30/09.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS GLOBAL FUND                                                                                                                Schedule of Investments

April 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (98.32%)
CONSUMER DISCRETIONARY – (9.14%)
Consumer Durables & Apparel – (0.72%)
13,597	Hunter Douglas NV (Netherlands)	$341,813

Media – (8.42%)
35,750	Comcast Corp., Special Class A	525,525
65,120	Grupo Televisa S.A., ADR (Mexico)	1,008,058
36,140	Lagardere S.C.A. (France)	1,143,061
123,573	News Corp., Class A	1,015,152
14,690	Walt Disney Co.	321,711

		4,013,507

	TOTAL CONSUMER DISCRETIONARY	4,355,320

CONSUMER STAPLES – (8.07%)
Food, Beverage & Tobacco – (8.07%)
64,249	Heineken Holding NV (Netherlands)	1,527,591
220	Japan Tobacco Inc. (Japan)	551,004
706	Lindt & Spruengli AG (Switzerland)	1,138,161
31,680	Unilever NV, NY Shares (Netherlands)	626,947

		3,843,703

	TOTAL CONSUMER STAPLES	3,843,703

ENERGY – (4.29%)
1,500	OGX Petroleo e Gas Participacoes S.A. (Brazil)	630,439
56,535	Tenaris S.A., ADR (Argentina)	1,414,506

	TOTAL ENERGY	2,044,945

FINANCIALS – (19.75%)
Banks – (4.57%)
	Commercial Banks – (4.57%)
1,485,169	China CITIC Bank - H (China)	684,132
822,960	China Merchants Bank Co., Ltd. - H (China)	1,490,875

		2,175,007

Diversified Financials – (5.94%)
	Capital Markets – (0.65%)
19,930	Brookfield Asset Management Inc., Class A (Canada)	309,513

	Diversified Financial Services – (5.29%)
7,443	Groupe Bruxelles Lambert S.A. (Belgium)	541,237
22,700	Oaktree Capital Group LLC, Class A (a)	306,450
12,876	Pargesa Holdings S.A., Bearer Shares (Switzerland)	821,848
179,455	RHJ International (Belgium)*	850,024

		2,519,559

		2,829,072

Insurance – (3.06%)
	Life & Health Insurance – (2.29%)
58,360	Power Corp. of Canada (Canada)	1,091,102

	Multi-line Insurance – (0.63%)
1,122	Fairfax Financial Holdings Ltd. (Canada)	297,756

	Property & Casualty Insurance – (0.14%)
12,450	NIPPONKOA Insurance Co., Ltd. (Japan)	67,413

		1,456,271

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (6.18%)
32,360	Derwent London PLC (United Kingdom)	$401,404
12,410	Digital Realty Trust, Inc.	446,884
19,710	Forest City Enterprises, Inc., Class A	166,155
389,690	Hang Lung Group Ltd. (Hong Kong)	1,440,587
39,160	Mitsui Fudosan Co., Ltd. (Japan)	490,791

		2,945,821

	TOTAL FINANCIALS	9,406,171

HEALTH CARE – (12.53%)
Health Care Equipment & Services – (6.33%)
43,402	Essilor International S.A. (France)	1,880,100
28,808	IDEXX Laboratories, Inc. *	1,132,874

		3,012,974

Pharmaceuticals, Biotechnology & Life Sciences – (6.20%)
10,430	Johnson & Johnson	546,115
41,300	Merck & Co. Inc.	1,001,112
61,100	Schering-Plough Corp.	1,406,522

		2,953,749

	TOTAL HEALTH CARE	5,966,723

INDUSTRIALS – (22.68%)
Capital Goods – (8.87%)
42,540	ABB Ltd., ADR (Switzerland)	604,919
131,900	Blount International, Inc. *	844,160
744,790	Harbin Power Equipment Co. Ltd. - H (China)	566,037
2,576,660	Shanghai Electric Group Co. Ltd. - H (China)	927,591
19,020	Siemens AG, Registered (Germany)	1,284,188

		4,226,895

Commercial & Professional Services – (1.01%)
16,876	Iron Mountain Inc. *	480,797

Transportation – (12.80%)
431,449	China Merchants Holdings International Co., Ltd. (China)	1,024,337
622,570	China Shipping Development Co. Ltd. - H (China)	721,373
316,600	Clark Holdings, Inc. *	212,122
396,050	Cosco Pacific Ltd. (China)	378,673
7,660	Expeditors International of Washington, Inc.	266,223
39,185	Kuehne & Nagel International AG, Registered (Switzerland)	2,974,881
19,040	Ryanair Holdings PLC, ADR (Ireland)*	520,554

		6,098,163

	TOTAL INDUSTRIALS	10,805,855

INFORMATION TECHNOLOGY – (9.69%)
Software & Services – (9.25%)
44,700	Activision Blizzard, Inc. *	481,642
9,708	Google Inc., Class A *	3,841,601
2,150	SAP AG, ADR (Germany)	81,894

		4,405,137

Technology Hardware & Equipment – (0.44%)
5,390	Agilent Technologies, Inc. *	98,422

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (Continued)
7,980	Nokia Oyj, ADR (Finland)	$112,837

		211,259

	TOTAL INFORMATION TECHNOLOGY	4,616,396

MATERIALS – (5.22%)
25,889	BHP Billiton PLC (United Kingdom)	545,376
32,920	Companhia Vale do Rio Doce, ADR (Brazil)	451,992
9,371	Rio Tinto PLC (United Kingdom)	384,559
126,380	Sino-Forest Corp. (Canada)*	1,105,679

	TOTAL MATERIALS	2,487,606

TELECOMMUNICATION SERVICES – (1.92%)
27,793	America Movil SAB de C.V., Series L, ADR (Mexico)	913,000

	TOTAL TELECOMMUNICATION SERVICES	913,000

UTILITIES – (5.03%)
360,320	China Resources Power Holdings Co. Ltd. (China)	813,621
10,180	Exelon Corp.	469,603
900,100	Guangdong Investment Ltd. (China)	372,813
41,170	NRG Energy, Inc. *	740,237

	TOTAL UTILITIES	2,396,274

	TOTAL COMMON STOCK – (Identified cost $71,290,200)	46,835,993

PREFERRED STOCK – (0.45%)
FINANCIALS – (0.45%)
Real Estate – (0.45%)
15,600	SL Green Realty Corp., 7.625%, Series C	215,475

	TOTAL PREFERRED STOCK – (Identified cost $160,368)	215,475

CONVERTIBLE BONDS – (0.08%)
FINANCIALS – (0.08%)
Real Estate – (0.08%)
$40,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (b)	39,300

	TOTAL CONVERTIBLE BONDS – (Identified cost $40,000)	39,300

SHORT TERM INVESTMENTS – (0.97%)
151,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.17%, 05/01/09, dated 04/30/09, repurchase value of $151,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%-6.50%, 09/20/38-12/15/38, total market value $154,020)	151,000

DAVIS GLOBAL FUND                                                                                        Schedule of Investments - (Continued)

April 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$137,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.17%, 05/01/09, dated 04/30/09, repurchase value of $137,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.00%, 04/15/36-02/15/39, total market value $139,740)	$137,000
171,000	Mizuho Securities USA, Inc. Joint Repurchase Agreement,
	0.18%, 05/01/09, dated 04/30/09, repurchase value of $171,001
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.045%, 05/07/09-05/01/38, total market value $174,420)	171,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $459,000)	459,000

	Total Investments – (99.82%) – (Identified cost $71,949,568) – (c)	47,549,768
	Other Assets Less Liabilities – (0.18%)	87,810

	Net Assets – (100.00%)	$47,637,578

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 8 of the Notes to Financial Statements.
(b)

This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $39,300 or 0.08% of the Fund's net assets, as of April 30, 2009.

(c)	Aggregate cost for federal income tax purposes is $72,573,003. At April 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,112,682
	Unrealized depreciation	(26,135,917)

	Net unrealized depreciation	$(25,023,235)

See Notes to Financial Statements

DAVIS GLOBAL FUND                                                                                             Statement of Assets and Liabilities

At April 30, 2009 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$47,549,768
Cash	2,394
Receivables:
Capital stock sold	39,771
Dividends and interest	163,347
Investment securities sold	188,187
Prepaid expenses	7,061
Due from Adviser	1,300
Total assets	47,951,828
LIABILITIES:
Payables:
Investment securities purchased	25,537
Capital stock redeemed	193,295
Accrued distribution and service plan fees	11,006
Accrued management fee	28,395
Other accrued expenses	56,017
Total liabilities	314,250
NET ASSETS	$47,637,578
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$283,761
Additional paid-in capital	96,177,938
Accumulated net investment loss	(40,649)
Accumulated net realized losses from investments and foreign currency transactions	(24,381,894)
Net unrealized depreciation on investments and foreign currency transactions	(24,401,578)
Net Assets	$47,637,578
CLASS A SHARES:
Net assets	$29,841,385
Shares outstanding	3,543,297
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$8.42
Maximum offering price per share (100/95.25 of $8.42)**	$8.84
CLASS B SHARES:
Net assets	$2,255,686
Shares outstanding	271,512
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$8.31
CLASS C SHARES:
Net assets	$7,626,679
Shares outstanding	918,323
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$8.31
CLASS Y SHARES:
Net assets	$7,913,828
Shares outstanding	942,093
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$8.40

*Including:
Cost of investments	$71,949,568

**On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statement of Operations
For the six months ended April 30, 2009 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$398,973
Interest		1,411
Total income		400,384

Expenses:
Management fees (Note 3)	$174,960
Custodian fees	25,342
Transfer agent fees:
Class A	27,893
Class B	7,746
Class C	15,896
Class Y	1,654
Audit fees	9,600
Legal fees	88
Accounting fees (Note 3)	1,500
Reports to shareholders	17,500
Directors’ fees and expenses	662
Registration and filing fees	33,150
Miscellaneous	7,018
Payments under distribution plan (Note 7):
Class A	19,512
Class B	11,403
Class C	42,111
Total expenses		396,035
Expenses paid indirectly (Note 4)		(1)
Reimbursement of expenses by Adviser (Note 3)		(48,215)
	Net expenses	347,819
	Net investment income	52,565

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(12,673,972)
Foreign currency transactions		(2,867)
Net decrease in unrealized depreciation		11,666,822
Net realized and unrealized loss on investments and foreign currency		(1,010,017)
Net decrease in net assets resulting from operations		$(957,452)

*Net of foreign taxes withheld as follows		$47,506

See Notes to Financial Statements

DAVIS GLOBAL FUND                                                                                         Statements of Changes in Net Assets

	Six months ended
	April 30, 2009	Year ended
	(Unaudited)	October 31, 2008
OPERATIONS:
Net investment income	$52,565	$751,939
Net realized loss from investments and foreign currency transactions	(12,676,839)	(11,766,566)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	11,666,822	(51,671,768)
Net decrease in net assets resulting from operations	(957,452)	(62,686,395)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(183,485)	(280,005)
Class B	–	–
Class C	–	–
Class Y	(76,611)	(11,898)
Realized gains from investment transactions:
Class A	–	(319,374)
Class B	–	(36,207)
Class C	–	(112,007)
Class Y	–	(7,974)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(1,706,593)	15,012,466
Class B	(377,737)	772,563
Class C	(2,552,695)	6,000,864
Class Y	(312,896)	15,795,970
Total decrease in net assets	(6,167,469)	(25,871,997)

NET ASSETS:
Beginning of period	53,805,047	79,677,044
End of period*	$47,637,578	$53,805,047

*Including undistributed net investment income (loss) of	$(40,649)	$166,882

See Notes to Financial Statements

DAVIS GLOBAL FUND                                                                                                      Notes to Financial Statements

April 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares. The Fund offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS GLOBAL FUND                                                                            Notes to Financial Statements – (Continued)

April 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted Prices	$46,745,018
Level 2 – Other Significant Observable Inputs	804,750
Level 3 – Significant Unobservable Inputs	–
Total	$47,549,768

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At April 30, 2009, the Fund had available for federal income tax purposes unused capital loss carryovers of $11,104,000 which expire in 2016.

DAVIS GLOBAL FUND                                                                            Notes to Financial Statements – (Continued)

April 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, partnership income, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2009 were $7,335,208 and $11,008,316, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate is 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended April 30, 2009 approximated 0.75% of the average net assets. Effective July 1, 2009, the annual rate will be 0.55% on all net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended April 30, 2009 amounted to $4,991. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended April 30, 2009 amounted to $1,500. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%). During the six months ended April 30, 2009, such reimbursements amounted to $48,215. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

DAVIS GLOBAL FUND                                                                            Notes to Financial Statements – (Continued)

April 30, 2009 (Unaudited)

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1 during the six months ended April 30, 2009.

NOTE 5 - CAPITAL STOCK

At April 30, 2009, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 175 million shares are classified as Davis Global Fund. Transactions in capital stock were as follows:

Class A	Six months ended			Year ended
	April 30, 2009 (Unaudited)			October 31, 2008
	Shares	Amount		Shares	Amount
Shares sold	393,741	$3,147,081		1,878,961	$29,101,400
Shares issued in reinvestment
of distributions	21,164	177,778		34,090	587,321
	414,905	3,324,859		1,913,051	29,688,721
Shares redeemed	(651,142)	(5,031,452)	*	(1,080,488)	(14,676,255)	*
Net increase (decrease)	(236,237)	$(1,706,593)		832,563	$15,012,466

*Net of redemption fees of $1,084 for the six months ended April 30, 2009 and $13,010 for the year ended October 31, 2008.

Class B	Six months ended			Year ended
	April 30, 2009 (Unaudited)			October 31, 2008
	Shares	Amount		Shares	Amount
Shares sold	44,665	$349,275		283,350	$4,454,569
Shares issued in reinvestment
of distributions	–	–		1,988	34,372
	44,665	349,275		285,338	4,488,941
Shares redeemed	(97,541)	(727,012)	*	(267,324)	(3,716,378)	*
Net increase (decrease)	(52,876)	$(377,737)		18,014	$772,563

*Net of redemption fees of $924 for the six months ended April 30, 2009 and $98 for the year ended October 31, 2008.

Class C	Six months ended			Year ended
	April 30, 2009 (Unaudited)			October 31, 2008
	Shares	Amount		Shares	Amount
Shares sold	215,760	$1,706,549		806,090	$12,354,464
Shares issued in reinvestment
of distributions	–	–		6,287	108,648
	215,760	1,706,549		812,377	12,463,112
Shares redeemed	(555,029)	(4,259,244)	*	(520,804)	(6,462,248)	*
Net increase (decrease)	(339,269)	$(2,552,695)		291,573	$6,000,864

*Net of redemption fees of $55 for the six months ended April 30, 2009 and $3,413 for the year ended October 31, 2008.

DAVIS GLOBAL FUND                                                                            Notes to Financial Statements – (Continued)

April 30, 2009 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class Y	Six months ended			Year ended
	April 30, 2009 (Unaudited)			October 31, 2008
	Shares	Amount		Shares	Amount
Shares sold	19,746	$160,788		986,914	$16,590,796
Shares issued in reinvestment
of distributions	9,063	75,858		837	14,362
	28,809	236,646		987,751	16,605,158
Shares redeemed	(69,411)	(549,542)	*	(58,864)	(809,188)	*
Net increase (decrease)	(40,602)	$(312,896)		928,887	$15,795,970

*Net of redemption fees of $70 for the six months ended April 30, 2009 and $852 for the year ended October 31, 2008.

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended April 30, 2009.

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares - Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended April 30, 2009, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received $17,165 from commissions earned on sales of Class A shares of the Fund, of which $2,527 was retained by the Underwriter and the remaining $14,638 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund’s registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Fund for the six months ended April 30, 2009 was $19,512.

Class B Shares - Class B shares of the Fund are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The FINRA rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended April 30, 2009, Class B shares of the Fund made distribution plan payments, which included distribution fees of $8,624 and service fees of $2,779.

DAVIS GLOBAL FUND                                                                            Notes to Financial Statements – (Continued)

April 30, 2009 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class B Shares - (Continued)

Commission advances by the Distributor during the six months ended April 30, 2009 on the sale of Class B shares of the Fund amounted to $1,744, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $32,024, representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended April 30, 2009, the Distributor received $5,263 in contingent deferred sales charges from Class B shares of the Fund.

Class C Shares - Class C shares of the Fund are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended April 30, 2009, Class C shares of the Fund made distribution plan payments, which included distribution fees of $31,583 and service fees of $10,528.

Commission advances by the Distributor during the six months ended April 30, 2009 on the sale of Class C shares of the Fund amounted to $2,414, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class C shares of the Fund in the amount of $1,125,603, representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge of 1.00% is imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase. During the six months ended April 30, 2009, the Distributor received $2,769 in contingent deferred sales charges from Class C shares of the Fund.

NOTE 8 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund amounted to $306,450 or 0.64% of the Fund’s net assets as of April 30, 2009. Information regarding illiquid securities is as follows:

				Valuation per
	Acquisition		Cost per	Share as of
Security	Date	Shares	Share	April 30, 2009

Oaktree Capital Group LLC, Class A	09/14/07	22,700	$34.55	$13.50

DAVIS GLOBAL FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Six months ended April 30, 2009[g]	$8.51	$0.02[d]	$(0.06)	$(0.04)
Year ended October 31, 2008	$18.70	$0.15[d]	$(10.16)	$(10.01)
Year ended October 31, 2007	$13.70	$0.05[d]	$5.23	$5.28
Year ended October 31, 2006	$10.83	$0.05	$2.95	$3.00
Period from December 22, 2004[f] to October 31, 2005	$10.00	$0.10	$0.75	$0.85
Davis Global Fund Class B:
Six months ended April 30, 2009[g]	$8.39	$(0.02)[d]	$(0.06)	$(0.08)
Year ended October 31, 2008	$18.52	$(0.01)[d]	$(10.02)	$(10.03)
Year ended October 31, 2007	$13.57	$(0.13)[d]	$5.22	$5.09
Year ended October 31, 2006	$10.76	$(0.09)	$2.93	$2.84
Period from December 22, 2004[f] to October 31, 2005	$10.00	$0.03	$0.73	$0.76
Davis Global Fund Class C:
Six months ended April 30, 2009[g]	$8.39	$(0.02)[d]	$(0.06)	$(0.08)
Year ended October 31, 2008	$18.52	$0.01[d]	$(10.04)	$(10.03)
Year ended October 31, 2007	$13.58	$(0.11)[d]	$5.19	$5.08
Year ended October 31, 2006	$10.75	$(0.08)	$2.94	$2.86
Period from December 22, 2004[f] to October 31, 2005	$10.00	$0.03	$0.72	$0.75
Davis Global Fund Class Y:
Six months ended April 30, 2009[g]	$8.51	$0.03[d]	$(0.06)	$(0.03)
Year ended October 31, 2008	$18.71	$0.20[d]	$(10.17)	$(9.97)
Period from July 25, 2007[f] to October 31, 2007	$17.20	$–	$1.51	$1.51

                                                                                                                                                                  Financial Highlights

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (000 omitted)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets[b]	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover[c]

$(0.05)	$–	$–	$(0.05)	$8.42	(0.48)%	$29,841	1.49%[e]	1.30%[e]	0.42%[e]	16%
$(0.08)	$(0.10)	$–	$(0.18)	$8.51	(54.01)%	$32,172	1.26%	1.26%	1.07%	19%
$(0.22)	$(0.06)	$–	$(0.28)	$18.70	39.13%	$55,104	1.48%	1.30%	0.32%	10%
$(0.13)	$–	$–	$(0.13)	$13.70	27.96%	$16,716	1.24%	1.24%	0.43%	10%
$(0.02)	$–	$–	$(0.02)	$10.83	8.47%	$10,837	1.65%[e]	1.30%[e]	1.26%[e]	0%

$–	$–	$–	$–	$8.31	(0.95)%	$2,256	2.82%[e]	2.30%[e]	(0.58)%[e]	16%
$–	$(0.10)	$–	$(0.10)	$8.39	(54.43)%	$2,721	2.30%	2.30%	(0.05)%	19%
$(0.08)	$(0.06)	$–	$(0.14)	$18.52	37.80%	$5,676	2.73%	2.30%	(0.68)%	10%
$(0.03)	$–	$–	$(0.03)	$13.57	26.41%	$1	12.99%	2.30%	(0.63)%	10%
$–	$–	$–	$–	$10.76	7.60%	$1	2.65%[e]	2.30%[e]	0.26%[e]	0%

$–	$–	$–	$–	$8.31	(0.95)%	$7,627	2.53%[e]	2.30%[e]	(0.58)%[e]	16%
$–	$(0.10)	$–	$(0.10)	$8.39	(54.43)%	$10,548	2.19%	2.19%	0.05%	19%
$(0.08)	$(0.06)	$–	$(0.14)	$18.52	37.70%	$17,890	2.56%	2.30%	(0.68)%	10%
$(0.03)	$–	$–	$(0.03)	$13.58	26.62%	$1	13.31%	2.30%	(0.63)%	10%
$–	$–	$–	$–	$10.75	7.50%	$1	2.65%[e]	2.30%[e]	0.26%[e]	0%

$(0.08)	$–	$–	$(0.08)	$8.40	(0.35)%	$7,914	1.20%[e]	1.05%[e]	0.67%[e]	16%
$(0.13)	$(0.10)	$–	$(0.23)	$8.51	(53.91)%	$8,364	1.04%	1.04%	1.29%	19%
$–	$–	$–	$–	$18.71	8.78%	$1,007	3.64%[e]	1.05%[e]	0.13%[e]	10%

[a]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[b]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
[c]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Per share calculations were based on average shares outstanding for the period.
[e]	Annualized.
[f]	Inception date of class.
[g]	Unaudited.

See Notes to Financial Statements

DAVIS GLOBAL FUND                                                                                                                            Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS GLOBAL FUND                                                                               Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2009 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Global Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.	Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and
3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family has contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research driven, businesslike, long-term investment philosophy.

DAVIS GLOBAL FUND                                                     Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints of Davis Global Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for Davis Global Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors noted that Davis Global Fund had under-performed its benchmark, the Morgan Stanley Capital International World Index, over both the 1-year and 3-year time periods ended February 28, 2009, but out-performed since the Fund’s inceptions on December 22, 2004. The Fund also under-performed the average performance of its peer group as determined by an independent service provider over the 1-year and 3-year time periods ended December 31, 2008, but out-performed since the Fund’s inceptions on December 22, 2004.

The Independent Directors considered the management fee and the total expense ratio for Davis Global Fund, noting that the fees and expenses were reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider. The Independent Directors noted that the Adviser has capped expenses through March 1, 2010.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Global Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Global Fund is reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS GLOBAL FUND                                                                                                                   Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); former Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS GLOBAL FUND                                                                                         Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis Variable Account Fund, Inc. (consisting of three portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

DAVIS GLOBAL FUND                                                                                Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS GLOBAL FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Global Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS INTERNATIONAL FUND	Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Expense Example	5

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	19

Fund Information	22

Director Approval of Advisory Agreements	23

Directors and Officers	25

DAVIS INTERNATIONAL FUND                                                                  Management’s Discussion and Analysis

Performance Overview

Davis International Fund’s Class A shares delivered a negative return on net asset value of 2.36% for the six-month period ended April 30, 20091. Over the same time period, the Morgan Stanley Capital International EAFE® (Europe, Australia, Far East) Index2 (“Index”), declined 2.64%. The sectors3 within the Index delivering the strongest performance for the period were materials, industrials, and information technology. The sectors delivering the weakest performance for the period were health care, utilities, and consumer staples. The Fund had approximately 85% of its net assets invested in foreign companies, 2% in U.S. companies, and 13% in cash as of April 30, 2009.

Key Contributors to Performance

Industrial companies were the most important contributors4 to the Fund’s performance over the six-month period. The strong performance of the Fund’s industrial companies (up 21% versus up 7% for the Index), along with a higher relative average weighting (21% versus 11% for the Index) contributed to both absolute and relative performance. Kuehne & Nagel5, Siemens, Shanghai Electric, ABB, and Harbin Power Equipment were among the most important contributors to performance.

The strong performance of the Fund’s energy companies (up 32% versus down 3% for the Index) made important contributions to both the Fund’s absolute and relative performance. Tenaris was among the most important contributors to performance.

Another individual contributor to performance was BHP Billiton.

Key Detractors from Performance

Consumer staple companies were the most important detractors from both absolute and relative performance. The Fund’s consumer staple companies under-performed the corresponding sector within the Index (down 21% versus down 7%). The Fund’s relative performance was harmed by having more invested in consumer staple companies than the Index (12% versus 10% for the Index). Lindt & Spruengli, Heineken, Japan Tobacco, and Unilever were among the most important detractors from performance.

The Fund had more invested in financial companies than in any other sector (25% versus 22% for the Index). While the Fund’s financial companies performed approximately the same as the Index’s financial companies (both down 6%), financial companies were still the second most important detractor from the Fund’s performance. Brixton, Turkiye Garanti Bankasi, Erste Group Bank, and Mitsui Fudosan were among the most important detractors from performance. China Merchants Bank, China CITIC Bank, and Hang Lung Group were among the most important contributors to performance. The Fund no longer owns Brixton, Turkiye Garanti Bankasi, and Erste Group Bank.

The Fund’s consumer discretionary companies under-performed the corresponding sector within the Index (down 4% versus up 3% for the Index). The Fund had approximately the same invested in consumer discretionary companies as the Index (both 10%). Grupo Televisa and Lagardere were among the most important detractors from performance.

2

DAVIS INTERNATIONAL FUND                                         Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis International Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Class A, B, and C shares of Davis International Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis International Fund currently are not available for public sale in any other state or jurisdiction, and only the directors, officers and employees of the Fund, or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. If these shareholders decide in the future to withdraw all or a portion of their investments, the Fund’s operations may be adversely affected. The Adviser reserves the right to reject any offer to purchase shares.

Davis International Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis International Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) foreign currency risk, (5) emerging market risk, (6) medium-capitalization risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

1     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total gross annualized operating expense ratio for Davis International Fund’s Class A shares as of April 30, 2009 is 1.58% (net: 1.30%). The operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended April 30, 2009:

Fund & Benchmark Index	1-Year	Since Fund Inception (12/29/06)
Davis International Fund A - without sales charge	(45.80)%	(19.30)%
Davis International Fund A - with 4.75% sales charge	(48.37)%	(20.97)%
Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index	(42.76)%	(18.99)%

Fund performance changes over time and current performance may be higher or lower than stated. Expense ratios and returns for other classes of shares will vary from the above expense ratio and returns. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2     The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (MSCI EAFE®) is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The index is composed of companies representative of the market structure of Developed Market countries. The index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

3     The companies included in the MSCI EAFE® Index are divided into ten sectors. One or more industry groups make up a sector.

4     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis International Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS INTERNATIONAL FUND                                                                                                                Fund Overview

At April 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	MSCI EAFE®
Common Stock (Foreign)	84.75%	Food, Beverage & Tobacco	13.46%	6.22%
Common Stock (U.S.)	1.58%	Capital Goods	13.14%	8.40%
Short Term Investments	13.57%	Transportation	12.66%	2.38%
Other Assets & Liabilities	0.10%	Diversified Financials	9.25%	3.62%
	100.00%	Media	7.90%	1.71%
		Health Care	7.56%	8.56%
		Banks	6.77%	12.72%
		Real Estate	6.03%	2.74%
		Materials	5.67%	8.99%
		Energy	4.87%	8.73%
		Insurance	4.77%	4.51%
		Utilities	2.95%	6.55%
		Telecommunication Services	2.62%	6.08%
		Other	2.35%	18.79%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Stock Holdings)		(% of Fund’s Net Assets)

China	19.54%	Kuehne & Nagel International AG, Registered	4.95%
Switzerland	12.73%	Essilor International S.A.	4.64%
Netherlands	11.76%	Heineken Holding NV	4.50%
France	10.09%	China Merchants Bank Co., Ltd. - H	3.98%
Canada	6.90%	Tenaris S.A., ADR	3.78%
Belgium	6.28%	Siemens AG, Registered	3.58%
Mexico	6.16%	Lindt & Spruengli AG	3.12%
United Kingdom	5.00%	Grupo Televisa S.A., ADR	3.05%
Germany	4.64%	Power Corp. of Canada	3.05%
Argentina	4.37%	Groupe Bruxelles Lambert S.A.	2.85%
Japan	3.41%
Hong Kong	3.01%
Brazil	1.89%
United States	1.84%
Ireland	1.68%
Finland	0.70%
	100.00%

4

DAVIS INTERNATIONAL FUND                                                                                      Expense Example (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/01/08)	(04/30/09)	(11/01/08-04/30/09)
Class A
Actual	$1,000.00	$976.41	$6.37
Hypothetical	$1,000.00	$1,018.35	$6.51
Class B
Actual	$1,000.00	$970.70	$11.24
Hypothetical	$1,000.00	$1,013.39	$11.48
Class C
Actual	$1,000.00	$970.76	$11.24
Hypothetical	$1,000.00	$1,013.39	$11.48

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 6 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended April 30, 2009 are as follows:

Annualized Expense Ratio**

Class A	1.30%
Class B	2.30%
Class C	2.30%

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS INTERNATIONAL FUND                                                            Expense Example (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 11/01/08 to 04/30/09.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

DAVIS INTERNATIONAL FUND                                                                                                Schedule of Investments

April 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (86.33%)
CONSUMER DISCRETIONARY – (7.81%)
Consumer Durables & Apparel – (0.99%)
3,870	Hunter Douglas NV (Netherlands)	$97,287

Media – (6.82%)
19,350	Grupo Televisa S.A., ADR (Mexico)	299,538
6,770	Lagardere S.C.A. (France)	214,126
9,500	Liberty Global, Inc., Series C *	155,278

		668,942

	TOTAL CONSUMER DISCRETIONARY	766,229

CONSUMER STAPLES – (11.62%)
Food, Beverage & Tobacco – (11.62%)
4,996	Diageo PLC (United Kingdom)	60,087
18,550	Heineken Holding NV (Netherlands)	441,047
52	Japan Tobacco Inc. (Japan)	130,237
190	Lindt & Spruengli AG (Switzerland)	306,304
10,200	Unilever NV, NY Shares (Netherlands)	201,858

		1,139,533

	TOTAL CONSUMER STAPLES	1,139,533

ENERGY – (4.20%)
100	OGX Petroleo e Gas Participacoes S.A. (Brazil)	42,029
14,800	Tenaris S.A., ADR (Argentina)	370,296

	TOTAL ENERGY	412,325

FINANCIALS – (23.16%)
Banks – (5.85%)
Commercial Banks – (5.85%)
397,000	China CITIC Bank - H (China)	182,875
215,500	China Merchants Bank Co., Ltd. - H (China)	390,400

		573,275

Diversified Financials – (7.99%)
Capital Markets – (0.87%)
5,500	Brookfield Asset Management Inc., Class A (Canada)	85,415

Diversified Financial Services – (7.12%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	279,962
2,600	Pargesa Holdings S.A., Bearer Shares (Switzerland)	165,953
53,210	RHJ International (Belgium)*	252,040

		697,955

		783,370

Insurance – (4.11%)
	Life & Health Insurance – (3.05%)
16,000	Power Corp. of Canada (Canada)	299,137

	Multi-line Insurance – (0.87%)
324	Fairfax Financial Holdings Ltd. (Canada)	85,983

	Property & Casualty Insurance – (0.19%)
3,400	NIPPONKOA Insurance Co., Ltd. (Japan)	18,410

		403,530

Real Estate – (5.21%)
9,300	Derwent London PLC (United Kingdom)	115,360
69,000	Hang Lung Group Ltd. (Hong Kong)	255,076

7

DAVIS INTERNATIONAL FUND                                                                       Schedule of Investments - (Continued)

April 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
11,200	Mitsui Fudosan Co., Ltd. (Japan)	$140,369

		510,805

	TOTAL FINANCIALS	2,270,980

HEALTH CARE – (6.53%)
Health Care Equipment & Services – (4.64%)
10,500	Essilor International S.A. (France)	454,842

Pharmaceuticals, Biotechnology & Life Sciences – (1.89%)
3,200	Sanofi-Aventis (France)	185,319

	TOTAL HEALTH CARE	640,161

INDUSTRIALS – (22.28%)
Capital Goods – (11.35%)
8,400	ABB Ltd., ADR (Switzerland)	119,448
192,000	Harbin Power Equipment Co. Ltd. - H (China)	145,919
14,200	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	255,316
670,000	Shanghai Electric Group Co. Ltd. - H (China)	241,199
5,200	Siemens AG, Registered (Germany)	351,092

		1,112,974

Transportation – (10.93%)
113,105	China Merchants Holdings International Co., Ltd. (China)	268,531
62,000	China Shipping Development Co. Ltd. - H (China)	71,840
108,000	Cosco Pacific Ltd. (China)	103,261
6,400	Kuehne & Nagel International AG, Registered (Switzerland)	485,881
5,200	Ryanair Holdings PLC, ADR (Ireland)*	142,168

		1,071,681

	TOTAL INDUSTRIALS	2,184,655

INFORMATION TECHNOLOGY – (1.03%)
Software & Services – (0.43%)
1,100	SAP AG, ADR (Germany)	41,899

Technology Hardware & Equipment – (0.60%)
4,200	Nokia Oyj, ADR (Finland)	59,388

	TOTAL INFORMATION TECHNOLOGY	101,287

MATERIALS – (4.89%)
6,900	BHP Billiton PLC (United Kingdom)	145,355
8,600	Companhia Vale do Rio Doce, ADR (Brazil)	118,078
2,500	Rio Tinto PLC (United Kingdom)	102,593
13,000	Sino-Forest Corp. (Canada)*	113,735

	TOTAL MATERIALS	479,761

Telecommunication Services - (2.26%)
6,750	America Movil SAB de C.V., Series L, ADR (Mexico)	221,738

	TOTAL TELECOMMUNICATION SERVICES	221,738

UTILITIES – (2.55%)
74,000	China Resources Power Holdings Co. Ltd. (China)	167,096
200,000	Guangdong Investment Ltd. (China)	82,838

	TOTAL UTILITIES	249,934

	TOTAL COMMON STOCK – (Identified cost $13,102,305)	8,466,603

8

DAVIS INTERNATIONAL FUND                                                                       Schedule of Investments - (Continued)

April 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (13.57%)
$438,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.17%, 05/01/09, dated 04/30/09, repurchase value of $438,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%-6.50%, 09/20/38-12/15/38, total market value $446,760)	$438,000
397,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.17%, 05/01/09, dated 04/30/09, repurchase value of $397,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.00%, 04/15/36-02/15/39, total market value $404,940)	397,000
496,000	Mizuho Securities USA, Inc. Joint Repurchase Agreement,
	0.18%, 05/01/09, dated 04/30/09, repurchase value of $496,002
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.045%, 05/07/09-05/01/38, total market value $505,920)	496,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,331,000)	1,331,000

	Total Investments – (99.90%) – (Identified cost $14,433,305) – (a)	9,797,603
	Other Assets Less Liabilities – (0.10%)	10,174

	Net Assets – (100.00%)	$9,807,777

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $14,433,534. At April 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$161,767
	Unrealized depreciation	(4,797,698)

	Net unrealized depreciation	$(4,635,931)

See Notes to Financial Statements

9

DAVIS INTERNATIONAL FUND                                                   Statement of Assets and Liabilities – (Continued)

At April 30, 2009 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$9,797,603
Cash	1,292
Receivables:
Dividends and interest	41,209
Prepaid expenses	210
Due from Adviser	21
Total assets	9,840,335
LIABILITIES:
Accrued audit fees	9,600
Accrued custodian fees	6,800
Accrued management fee	6,065
Other accrued expenses	10,093
Total liabilities	32,558
NET ASSETS	$9,807,777
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$83,289
Additional paid-in capital	17,304,514
Undistributed net investment income	37,243
Accumulated net realized losses from investments and foreign currency transactions	(2,981,155)
Net unrealized depreciation on investments and foreign currency transactions	(4,636,114)
Net Assets	$9,807,777

CLASS A SHARES:
Net assets	$9,804,822
Shares outstanding	1,665,277
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$5.89
Maximum offering price per share (100/95.25 of $5.89)**	$6.18
CLASS B SHARES:
Net assets	$1,477
Shares outstanding	252
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$5.86
CLASS C SHARES:
Net assets	$1,478
Shares outstanding	252
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$5.87

*Including:
Cost of investments	$14,433,305
Cost and market value of repurchase agreements (if greater than 10% of assets)	1,331,000

**On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

10

DAVIS INTERNATIONAL FUND                                                                                            Statements of Operations

For the six months ended April 30, 2009 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$101,941
Interest		1,061
Total income		103,002

Expenses:
Management fees (Note 3)	$34,633
Custodian fees	19,974
Transfer agent fees:
Class A	437
Class B	64
Class C	66
Audit fees	9,600
Legal fees	18
Accounting fees (Note 3)	1,001
Reports to shareholders	1,300
Directors’ fees and expenses	132
Registration and filing fees	3,250
Miscellaneous	2,721
Payments under distribution plan (Note 7):
Class B	5
Class C	5
Total expenses		73,206
Expenses paid indirectly (Note 4)		(1)
Reimbursement of expenses by Adviser (Note 3)		(13,276)
	Net expenses	59,929
	Net investment income	43,073

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(1,759,351)
Foreign currency transactions		(277)
Net decrease in unrealized depreciation		1,474,061
Net realized and unrealized loss on investments and foreign currency		(285,567)
Net decrease in net assets resulting from operations		$(242,494)

*Net of foreign taxes withheld as follows		$15,161

See Notes to Financial Statements

11

DAVIS INTERNATIONAL FUND                                                                       Statements of Changes in Net Assets

	Six months ended	Year ended
	April 30, 2009 (Unaudited)	October 31, 2008
OPERATIONS:
Net investment income	$43,073	$238,586
Net realized loss from investments and foreign currency transactions	(1,759,628)	(1,221,882)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,474,061	(10,765,217)
Net decrease in net assets resulting from operations	(242,494)	(11,748,513)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(195,008)	(92,081)
Class B	(6)	–
Class C	(6)	–
Realized gains from investment transactions:
Class A	–	(75,794)
Class B	–	(12)
Class C	–	(12)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (Note 5):
Class A	197,068	1,449,997
Class B	6	12
Class C	6	12
Total decrease in net assets	(240,434)	(10,466,391)

NET ASSETS:
Beginning of period	10,048,211	20,514,602
End of period*	$9,807,777	$10,048,211

*Including undistributed net investment income of	$37,243	$189,190

See Notes to Financial Statements

12

DAVIS INTERNATIONAL FUND                                                                                     Notes to Financial Statements

April 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on December 29, 2006. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation and distributions. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment, speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted Prices	$8,466,603
Level 2 – Other Significant Observable Inputs	1,331,000
Level 3 – Significant Unobservable Inputs	–
Total	$9,797,603

13

DAVIS INTERNATIONAL FUND                                                           Notes to Financial Statements – (Continued)

April 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At April 30, 2009, the Fund had available for federal income tax purposes unused capital loss carryovers of $1,221,000 which expire in 2016.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

14

DAVIS INTERNATIONAL FUND                                                            Notes to Financial Statements – (Continued)

April 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2009 were $885,155 and $1,396,250, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate is 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended April 30, 2009 approximated 0.75% of the average net assets. Effective July 1, 2009, the annual rate will be 0.55% on all net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended April 30, 2009 amounted to $53. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended April 30, 2009 amounted to $1,001. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%). During the six months ended April 30, 2009, such reimbursements amounted to $13,276. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1 during the six months ended April 30, 2009.

15

DAVIS INTERNATIONAL FUND                                                            Notes to Financial Statements – (Continued)

April 30, 2009 (Unaudited)

NOTE 5 - CAPITAL STOCK

At April 30, 2009, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 175 million shares are classified as Davis International Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	April 30, 2009 (Unaudited)		October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	3,056	$17,715	128,983	$1,517,463
Shares issued in reinvestment
of distributions	31,864	195,008	13,577	167,845
	34,920	212,723	142,560	1,685,308
Shares redeemed	(2,657)	(15,655)	(30,809)	(235,311)
Net increase	32,263	$197,068	111,751	$1,449,997

Class B	Six months ended		Year ended
	April 30, 2009 (Unaudited)		October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Shares issued in reinvestment
of distributions	1	6	1	12
	1	6	1	12
Shares redeemed	–	–	–	–
Net increase	1	$6	1	$12

Class C	Six months ended		Year ended
	April 30, 2009 (Unaudited)		October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Shares issued in reinvestment
of distributions	1	6	1	12
	1	6	1	12
Shares redeemed	–	–	–	–
Net increase	1	$6	1	$12

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended April 30, 2009.

16

DAVIS INTERNATIONAL FUND                                                            Notes to Financial Statements – (Continued)

April 30, 2009 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares - Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended April 30, 2009, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended April 30, 2009.

Class B Shares - Class B shares of the Fund are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The FINRA rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended April 30, 2009, Class B shares of the Fund made distribution fee payments of $5. There were no payments made for service fees.

There were no commission advances by the Distributor during the six months ended April 30, 2009 on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $140, representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended April 30, 2009, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

Class C Shares - Class C shares of the Fund are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended April 30, 2009, Class C shares of the Fund made distribution fee payments of $5. There were no payments made for service fees.

17

DAVIS INTERNATIONAL FUND                                                            Notes to Financial Statements – (Continued)

April 30, 2009 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class C Shares - (Continued)

There were no commission advances by the Distributor on the sale of Class C shares of the Fund and the Distributor received no contingent deferred sales charges from Class C shares of the Fund during the six months ended April 30, 2009.

The Distributor intends to seek payment from Class C shares of the Fund in the amount of $139, representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

18

DAVIS INTERNATIONAL FUND                                                                                                      Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
	Six months ended April 30, 2009	Year ended October 31,	December 29, 2006 (Commencement of operations) through October 31,
	(Unaudited)	2008	2007
Net Asset Value, Beginning of Period	$6.15	$13.48	$10.00

Income (Loss) from Investment Operations:
Net Investment Income	0.03	0.15	0.03
Net Realized and Unrealized Gains (Losses)	(0.17)	(7.37)	3.45
Total from Investment Operations	(0.14)	(7.22)	3.48

Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.06)	–
Distributions from Realized Gains	–	(0.05)	–
Total Dividends and Distributions	(0.12)	(0.11)	–
Net Asset Value, End of Period	$5.89	$6.15	$13.48

Total Return[a]	(2.36)%	(53.97)%	34.80%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$9,805	$10,045	$20,508
Ratio of Expenses to Average Net Assets:
Gross	1.58%[d]	1.25%	1.35%[d]
Net[b]	1.30%[d]	1.25%	1.30%[d]
Ratio of Net Investment Income to Average Net Assets	0.93%[d]	1.42%	0.39%[d]
Portfolio Turnover Rate[c]	11%	13%	4%

[a]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[b]	The Net Ratio of Expense to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
[c]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Annualized.

See Notes to Financial Statements

19

DAVIS INTERNATIONAL FUND                                                                            Financial Highlights – (Continued)

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B
	Six months ended April 30, 2009	Year ended October 31,	December 29, 2006 (Commencement of operations) through October 31,
	(Unaudited)	2008	2007
Net Asset Value, Beginning of Period	$6.06	$13.36	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	– [d]	0.04	(0.06)
Net Realized and Unrealized Gains (Losses)	(0.18)	(7.29)	3.42
Total from Investment Operations	(0.18)	(7.25)	3.36

Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	–
Distributions from Realized Gains	–	(0.05)	–
Total Dividends and Distributions	(0.02)	(0.05)	–
Net Asset Value, End of Period	$5.86	$6.06	$13.36

Total Return[a]	(2.93)%	(54.46)%	33.60%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$1	$2	$3
Ratio of Expenses to Average Net Assets:
Gross	11.44%[e]	7.27%	26.19%[e]
Net[b]	2.30%[e]	2.30%	2.30%[e]
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.07)%[e]	0.37%	(0.61)%[e]
Portfolio Turnover Rate[c]	11%	13%	4%

[a]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[b]	The Net Ratio of Expense to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
[c]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Less than $0.005 per share.
[e]	Annualized.

See Notes to Financial Statements

20

DAVIS INTERNATIONAL FUND                                                                            Financial Highlights – (Continued)

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C
	Six months ended April 30, 2009	Year ended October 31,	December 29, 2006 (Commencement of operations) through October 31,
	(Unaudited)	2008	2007
Net Asset Value, Beginning of Period	$6.07	$13.37	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	– [d]	0.04	(0.05)
Net Realized and Unrealized Gains (Losses)	(0.18)	(7.29)	3.42
Total from Investment Operations	(0.18)	(7.25)	3.37

Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	–
Distributions from Realized Gains	–	(0.05)	–
Total Dividends and Distributions	(0.02)	(0.05)	–
Net Asset Value, End of Period	$5.87	$6.07	$13.37

Total Return[a]	(2.92)%	(54.42)%	33.70%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$1	$2	$3
Ratio of Expenses to Average Net Assets:
Gross	11.74%[e]	7.31%	26.19%[e]
Net[b]	2.30%[e]	2.30%	2.30%[e]
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.07)%[e]	0.37%	(0.61)%[e]
Portfolio Turnover Rate[c]	11%	13%	4%

[a]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns Total returns are not annualized for periods of less than one year.

[b]	The Net Ratio of Expense to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
[c]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Less than $0.005 per share.
[e]	Annualized.

See Notes to Financial Statements

21

DAVIS INTERNATIONAL FUND                                                                                                            Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

DAVIS INTERNATIONAL FUND                                                              Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data) and their counsel provided guidance, prior to a separate contract review meeting held in March 2009 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis International Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family has contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research driven, businesslike, long-term investment philosophy.

23

DAVIS INTERNATIONAL FUND                                    Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints of Davis International Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for Davis International Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors noted that Davis International Fund began operations on December 29, 2006, which is a short time period over which to evaluate performance. As of the date of the board meeting Class A, B, and C shares of Davis International Fund have been registered with the Securities and Exchange Commission and in selected states where eligible investors are residents. Shares of Davis International Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, former directors, officers and employees of the Davis International Fund, or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares.

The Independent Directors noted that Davis International Fund had under-performed its benchmark, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index, over the one year time period ended February 28, 2009. The Fund also under-performed the average performance of its peer group as determined by an independent service provider over the one year time period ended December 31, 2008.

The Independent Directors considered the management fee and the total expense ratio for Davis International Fund, noting that the fees and expenses were reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider. The Independent Directors noted that the Adviser has capped expenses through March 1, 2010.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis International Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis International Fund is reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

24

DAVIS INTERNATIONAL FUND                                                                                                  Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); former Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

25

DAVIS INTERNATIONAL FUND                                                                        Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis Variable Account Fund, Inc. (consisting of three portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

26

DAVIS INTERNATIONAL FUND                                                                        Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

27

DAVIS INTERNATIONAL FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 .

28

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 8, 2009

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: July 8, 2009